Concentration of Credit Risk (Details Narrative) (10-K)	Dec. 31, 2017 USD ($) Integer
Number of commercial banks has companies operating cash | Integer	2
Commercial Bank One [Member]
Cash FDIC insured amount	$ 2,900,393
Commercial Bank Two [Member]
Cash FDIC insured amount	$ 2,184